Average Annual Total Returns - FidelityMarylandMunicipalIncomeFund-PRO - FidelityMarylandMunicipalIncomeFund-PRO - Fidelity Maryland Municipal Income Fund	Oct. 30, 2023
Fidelity Maryland Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.88%)
Past 5 years	0.67%
Past 10 years	1.75%
Fidelity Maryland Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.88%)
Past 5 years	0.64%
Past 10 years	1.66%
Fidelity Maryland Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.42%)
Past 5 years	1.05%
Past 10 years	1.91%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
IXYH6
Average Annual Return:
Past 1 year	(8.34%)
Past 5 years	1.01%
Past 10 years	2.10%